ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare expenses	$ 317,428		$ 100,228
Tax payables	173,911		50,803
Temporary payables in relation to fund distribution services	70,793
Accrued advertising and promotion fee	37,652		10,862
Stamp duty, trading levy and trading fee payables	26,007		5,612
Payables to corporate clients in relation to ESOP management services	17,801		16,492
Accrued market information and data fee	13,143		5,646
Refund from depositary bank	9,876		12,689
Contract liabilities	8,249		2,126
Accrued professional fee	6,952		5,710
Deferred tax liabilities (Note 24)	1,604
Others	47,782		15,911
Total	$ 731,198	$ 94,307	$ 226,079